Material accounting policies - Property, leasehold improvements and equipment, net (Details)	12 Months Ended
Dec. 31, 2025
Improvement in leased assets
Property, leasehold improvements and equipment, net
Useful Life (years)	20 years
Machinery and equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	10 years
Furniture and office equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	10 years
Transportation equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	4 years
Computer equipment
Property, leasehold improvements and equipment, net
Useful Life (years)	3 years 3 months 18 days